Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$953.0	$—	$—	$953.0
U.S. agency	—	8.8	—	8.8
Municipal	—	149.5	—	149.5
Corporate	—	1,845.0	—	1,845.0
Non-U.S. government-backed corporate	—	110.4	—	110.4
Non-U.S. government	145.3	68.3	—	213.6
Asset-backed	—	—	—	—
Non-agency commercial mortgage-backed	—	5.6	—	5.6
Agency mortgage-backed	—	502.7	—	502.7
Total fixed income securities available for sale, at fair value	1,098.3	2,690.3	—	3,788.6
Short-term investments available for sale, at fair value	51.9	0.1	—	52.0
Held for trading financial assets, at fair value
U.S. government	261.6	—	—	261.6
Municipal	—	3.6	—	3.6
Corporate	—	162.1	—	162.1
Non-U.S. government-backed corporate	—	11.6	—	11.6
High yield loans	—	88.3	—	88.3
Non-U.S. government	10.6	19.8	—	30.4
Asset-backed	—	896.5	—	896.5
Agency mortgage-backed	—	21.4	—	21.4
Total fixed income securities trading, at fair value	272.2	1,203.3	—	1,475.5
Short-term investments trading, at fair value	6.3	—	—	6.3
Catastrophe bonds trading, at fair value	—	2.9	—	2.9
Privately-held investments trading, at fair value	—	—	533.0	533.0
Other investments (1)	—	—	—	221.3

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	56.2	—	56.2
Liabilities under derivative contracts — foreign exchange contracts	—	(3.2)	—	(3.2)
Liabilities under derivative contracts — loss portfolio transfer(2)	—	—	(31.7)	(31.7)
Total	1,428.7	3,949.6	501.3	6,100.9
________________
(1)Other investments represents our investments in real estate and other special purpose vehicles and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate and other funds is subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, this funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,084.3	$—	$—	$1,084.3
U.S. agency	—	21.5	—	21.5
Municipal	—	82.6	—	82.6
Corporate	—	2,208.3	—	2,208.3
Non-U.S. government-backed corporate	—	136.8	—	136.8
Non-U.S. government	164.4	86.3	—	250.7
Asset-backed	—	0.5	—	0.5
Non-agency commercial mortgage-backed	—	6.9	—	6.9
Agency mortgage-backed	—	1,090.0	—	1,090.0
Total fixed income securities available for sale, at fair value	1,248.7	3,632.9	—	4,881.6
Short-term investments available for sale, at fair value	6.5	3.6	—	10.1
Held for trading financial assets, at fair value
U.S. government	116.3	—	—	116.3
Municipal	—	4.0	—	4.0
Corporate	—	96.8	—	96.8
Non-U.S. government-backed corporate	—	13.1	—	13.1
High yield loans	—	76.9	—	76.9
Non-U.S. government	11.9	22.6	—	34.5
Asset-backed	—	785.7	—	785.7
Agency mortgage-backed	—	30.2	—	30.2
Total fixed income securities trading, at fair value	128.2	1,029.3	—	1,157.5
Short-term investments trading, at fair value	1.1	0.9	—	2.0
Privately-held investments	—	—	307.1	307.1
Catastrophe bonds trading, at fair value	—	3.4	—	3.4
Other investments (1)	—	—	—	151.3

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	12.9	—	12.9
Liabilities under derivative contracts — foreign exchange contracts	—	(13.3)	—	(13.3)
Total	$1,384.5	$4,669.7	$307.1	$6,512.6
________________
(1)Other investments represents our investments in real estate funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate funds is subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023
	Level 1	Level 2	Level 3	Total
	($ in millions)
Fixed income securities, available for sale. at fair value
U.S. government	$1,013.8	$—	$—	$1,013.8
U.S. agency	—	8.2	—	8.2
Municipal	—	149.5	—	149.5
Corporate	—	1,875.9	—	1,875.9
Non-U.S. government-backed corporate	—	110.9	—	110.9
Non-U.S. government	192.7	76.5	—	269.2
Non-agency commercial mortgage-backed	—	5.7	—	5.7
Agency mortgage-backed	—	475.0	—	475.0
Total fixed income securities available for sale, at fair value	1,206.5	2,701.7	—	3,908.2
Short-term investments available for sale, at fair value	169.2	0.1	—	169.3
Fixed income securities, trading, at fair value	235.0	—	—	235.0
Municipal	—	3.1	—	3.1
Corporate	—	165.4	—	165.4
Non-U.S. government-backed corporate	—	9.6	—	9.6
High yield loans	—	86.6	—	86.6
Non-U.S. government	12.7	21.4	—	34.1
Asset-backed	—	924.6	—	924.6
Agency mortgage-backed	—	20.1	—	20.1
Total fixed income securities trading, at fair value	247.7	1,230.8	—	1,478.5
Short-term investments trading, at fair value	9.1	1.9	—	11.0
Privately-held investments trading, at fair value	—	—	482.4	482.4
Catastrophe bonds trading, at fair value	—	2.4	—	2.4
Other investments (1)	—	—	—	213.4

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	17.2	—	17.2
Derivative liabilities — foreign exchange contracts	—	(13.4)	—	(13.4)
Derivative liabilities — loss portfolio transfer(2)	—	—	(23.4)	(23.4)
Total	1,632.5	3,940.7	459.0	6,245.6
________________
(1)Other investments represents our investments in real estate, infrastructure and direct lending funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate and other funds is subject to restrictions as detailed in Note 12(a), “Commitments and Contingencies.”
(2)The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, this funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	($ in millions)
Fixed income securities, available for sale. at fair value
U.S. government	$953.0	$—	$—	$953.0
U.S. agency	—	8.8	—	8.8
Municipal	—	149.5	—	149.5
Corporate	—	1,845.0	—	1,845.0
Non-U.S. government-backed corporate	—	110.4	—	110.4
Non-U.S. government	145.3	68.3	—	213.6
Non-agency commercial mortgage-backed	—	5.6	—	5.6
Agency mortgage-backed	—	502.7	—	502.7
Total fixed income securities available for sale, at fair value	1,098.3	2,690.3	—	3,788.6
Short-term investments available for sale, at fair value	51.9	0.1	—	52.0
Fixed income securities, trading, at fair value
U.S. government	261.6	—	—	261.6
Municipal	—	3.6	—	3.6
Corporate	—	162.1	—	162.1
Non-U.S. government-backed corporate	—	11.6	—	11.6
High yield loans	—	88.3	—	88.3
Non-U.S. government	10.6	19.8	—	30.4
Asset-backed	—	896.5	—	896.5
Agency mortgage-backed	—	21.4	—	21.4
Total fixed income securities trading, at fair value	272.2	1,203.3	—	1,475.5
Short-term investments trading, at fair value	6.3	—	—	6.3
Privately-held investments	—	—	533.0	533.0
Catastrophe bonds trading, at fair value	—	2.9	—	2.9
Other investments (1)	—	—	—	221.3

Other financial assets and liabilities, at fair value
Derivative assets — foreign exchange contracts	—	56.2	—	56.2
Derivative liabilities — foreign exchange contracts	—	(3.2)	—	(3.2)
Derivative liabilities — loss portfolio transfer	—	—	(31.7)	(31.7)
Total	$1,428.7	$3,949.6	$501.3	$6,100.9
________________
(1)Other investments represents our investments in real estate, infrastructure and direct lending funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate funds is subject to restrictions as detailed in Note 12(a), “Commitments and Contingencies.”

Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2022 and December 31, 2021:

Twelve Months Ended December 31, 2022	Balance at beginning of year	Purchases and issuances	Transfers in/(out)	Settlements and sales	Increase/(decrease) in fair value including net income	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Assets
Privately-held investments — trading
Commercial mortgage loans	$211.5	$215.7	$—	$(113.1)	$(2.0)	$312.1	$(0.5)
Middle market loans	65.3	61.8	—	(19.3)	(0.9)	106.9	(2.1)
Asset-backed securities	26.7	54.5	—	(12.6)	(1.8)	66.8	(2.0)
Global corporate securities	—	15.1	—	—	(0.1)	15.0	—
Equity securities	3.6	5.5	—	(2.4)	(0.1)	6.6	—
Short-term investments	—	25.6	—	—	—	25.6	—
Total Level 3 assets	$307.1	$378.2	$—	$(147.4)	$(4.9)	$533.0	$(4.6)

Liabilities
Liabilities under derivative contracts - loss	$—	$(17.2)	$—	$—	$(14.5)	$(31.7)	$—
Total Level 3 liabilities	$—	$(17.2)	$—	$—	$(14.5)	$(31.7)	$—

Twelve Months Ended December 31, 2021
Assets
Privately-held investments — trading
Commercial mortgage loans	$163.6	$169.9	$—	$(122.5)	$0.5	$211.5	$(0.5)
Middle market loans	112.1	5.6	—	(56.1)	3.7	65.3	(1.5)
Asset-backed securities	18.6	10.0	—	(1.8)	(0.1)	26.7	(0.2)
Equity securities	5.0	0.1	—	(1.6)	0.1	3.6	—
Preference shares	—	19.5	(19.5)	—	—	—	—
Total Level 3 assets	$299.3	$205.1	$(19.5)	$(182.0)	$4.2	$307.1	$(2.2)
Valuation of Fixed Income Securities.  The Company’s fixed income securities are classified as either
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2023 and the twelve months ended December 31, 2022:

Six Months Ended June 30, 2023	Balance at beginning of period	Purchases and issuances	Transfers (out)	Settlements and sales	Increase/(decrease) in fair value including net income	Balance at end of period	Change in unrealized investment gains (losses) relating to assets held at end of period
Assets
Privately-held investments — trading
Commercial mortgage loans	$312.1	$15.9	$—	$(23.2)	$(9.8)	$295.0	$(10.5)
Middle market loans	106.9	0.1	—	(5.4)	0.5	102.1	(2.0)
Asset-backed securities	66.8	—	(5.5)	(3.8)	0.9	58.4	(1.1)
Global corporate securities	15.0	—	—	(0.2)	—	14.8	(0.1)
Equity securities	6.6	7.0	(1.2)	(0.2)	(0.1)	12.1	—
Short-term investments	25.6	—	—	(25.6)	—	—	—
Total Level 3 assets	$533.0	$23.0	$(6.7)	$(58.4)	$(8.5)	$482.4	$(13.7)

Liabilities
Derivative liabilities - loss portfolio transfer	$(31.7)	$—	$—	$—	$8.3	$(23.4)	$—
Total Level 3 liabilities	$(31.7)	$—	$—	$—	$8.3	$(23.4)	$—

Twelve Months Ended December 31, 2022
Assets
Privately-held investments — trading
Commercial mortgage loans	$211.5	$215.7	$—	$(113.1)	$(2.0)	$312.1	$(0.5)
Middle market loans	65.3	61.8	—	(19.3)	(0.9)	106.9	(2.1)
Asset-backed securities	26.7	54.5	—	(12.6)	(1.8)	66.8	(2.0)
Global corporate securities	—	15.1	—	—	(0.1)	15.0	—
Equity securities	3.6	5.5	—	(2.4)	(0.1)	6.6	—
Short-term investments	—	25.6	—	—	—	25.6	—
Total Level 3 assets	$307.1	$378.2	$—	$(147.4)	$(4.9)	$533.0	$(4.6)

Liabilities
Derivative liabilities - loss portfolio transfer	$—	$(17.2)	$—	$—	$(14.5)	$(31.7)	$—
Total Level 3 liabilities	$—	$(17.2)	$—	$—	$(14.5)	$(31.7)	$—

Fair Value Inputs, and Valuation Techniques
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities investments categorized as Level 3 under the fair value hierarchy as at December 31, 2022:

At December 31, 2022	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$200.7	Discounted cash flow	Discount rate	3.9%		9.4%	5.3%
Commercial mortgage loans	85.8	Transaction Value	n/a	n/a		n/a	n/a
Commercial mortgage loans	25.6	Liquidation method	n/a	n/a		n/a	n/a
Middle market loans	106.9	Discounted cash flow	Discount rate	7.4%	–	18.5%	9.9%
Asset-backed securities	66.8	Discounted cash flow	Discount rate	5.8%	–	9.3%	6.7%
Global corporate securities	15.0	Discounted cash flow	Discount rate	6.4%	–	6.4%	6.4%
Equity securities	5.3	Discounted cash flow	Discount rate	9.0%	–	12.5%	9.1%
Equity securities	1.3	Transaction Value	n/a	n/a		n/a	n/a
Short-term investments	25.6	Discounted cash flow	Discount rate	6.4%	–	6.4%	6.4%
Total	$533.0
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities investments categorized as Level 3 under the fair value hierarchy as at June 30, 2023:

At June 30, 2023	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$270.0	Discounted cash flow	Discount rate	3.7%	-	11.2%	6.2%
Commercial mortgage loans	25.0	3rd party NAV	n/a	n/a		n/a	n/a
Middle market loans	102.1	Discounted cash flow	Discount rate	7.6%	-	20.9%	10.8%
Asset-backed securities	58.4	Discounted cash flow	Discount rate	5.8%	-	9.3%	6.8%
Global corporate securities	14.8	Discounted cash flow	Discount rate	6.4%	-	7.4%	6.4%
Equity securities	12.1	Discounted cash flow	Discount rate	8.6%	-	8.6%	8.6%
Total	$482.4